Segment Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information
Title premiums	$ 1,036	$ 1,048
Other revenues	618	571	$ 2,637	$ 2,416	$ 2,246
Revenues from external customers	1,654	1,619
Interest and investment income (loss), including realized gains and losses	39	24
Total revenues	1,693	1,643	7,663	7,257	6,664
Depreciation and amortization	47	43	183	160	150
Interest expense	11	16	48	64	73
Earnings from continuing operations before income taxes and equity in earnings of unconsolidated affiliates	127	128	864	955	770
Income tax expense (benefit)	31	69	235	347	274
Earnings from continuing operations before equity in earnings of unconsolidated affiliates	96	59	629	608	496
Equity in earnings of unconsolidated affiliates	2	1	10	14	5
Net earnings from continuing operations	98	60	639	622	501
Assets	9,018	14,178	9,151	14,521
Goodwill	$ 2,747	$ 2,562	2,746	2,555	2,348
Operating Segments | FNF Group Segment
Segment Information
Title premiums			4,893	4,723	4,286
Other revenues			2,637	2,416	2,246
Revenues from external customers			7,530	7,139	6,532
Interest and investment income (loss), including realized gains and losses			133	118	132
Total revenues			7,663	7,257	6,664
Depreciation and amortization			183	160	150
Interest expense			48	64	73
Earnings from continuing operations before income taxes and equity in earnings of unconsolidated affiliates			864	955	770
Income tax expense (benefit)			235	347	274
Earnings from continuing operations before equity in earnings of unconsolidated affiliates			629	608	496
Equity in earnings of unconsolidated affiliates			10	14	5
Net earnings from continuing operations			639	622	501
Assets			9,151	14,521	14,043
Goodwill			2,746	2,555	2,348
Operating Segments | FNF Group Segment | Title
Segment Information
Title premiums			4,893	4,723	4,286
Other revenues			2,181	2,128	2,005
Revenues from external customers			7,074	6,851	6,291
Interest and investment income (loss), including realized gains and losses			137	127	137
Total revenues			7,211	6,978	6,428
Depreciation and amortization			159	148	144
Interest expense			0	0	0
Earnings from continuing operations before income taxes and equity in earnings of unconsolidated affiliates			955	1,025	836
Income tax expense (benefit)			274	386	305
Earnings from continuing operations before equity in earnings of unconsolidated affiliates			681	639	531
Equity in earnings of unconsolidated affiliates			10	13	6
Net earnings from continuing operations			691	652	537
Assets			8,405	8,756	8,533
Goodwill			2,432	2,345	2,303
Operating Segments | FNF Group Segment | Corporate and Other
Segment Information
Title premiums			0	0	0
Other revenues			456	288	241
Revenues from external customers			456	288	241
Interest and investment income (loss), including realized gains and losses			(4)	(9)	(5)
Total revenues			452	279	236
Depreciation and amortization			24	12	6
Interest expense			48	64	73
Earnings from continuing operations before income taxes and equity in earnings of unconsolidated affiliates			(91)	(70)	(66)
Income tax expense (benefit)			(39)	(39)	(31)
Earnings from continuing operations before equity in earnings of unconsolidated affiliates			(52)	(31)	(35)
Equity in earnings of unconsolidated affiliates			0	1	(1)
Net earnings from continuing operations			(52)	(30)	(36)
Assets			746	5,765	5,510
Goodwill			$ 314	$ 210	$ 45